Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A HKD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity HKD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity USD ($)	Non- controlling interests HKD ($)	Non- controlling interests USD ($)	HKD ($)	USD ($)
Balance (in Dollars)		$ 8		$ 4		$ 98		$ 7,504,311		$ 7,504,421				$ 7,504,421
Balance at Mar. 31, 2022		$ 8		$ 4		98		7,504,311		7,504,421				7,504,421
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	20,000,000	20,000,000	10,000,000	10,000,000
Issuance of ordinary shares for acquisition of subsidiaries		$ 8		$ 4		8,404,772				8,404,784				8,404,784
Issuance of ordinary shares for acquisition of subsidiaries (in Shares) | shares	[1]	20,000,000	20,000,000	10,000,000	10,000,000
Net income (loss)								63,712,561		63,712,561		(101,880)		63,610,681
Constructive dividend								(1,088,580)		(1,088,580)				(1,088,580)
Balance at Mar. 31, 2023		$ 16		$ 8		8,404,870		70,128,292		78,533,186		(101,880)		78,431,306
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	40,000,000	40,000,000	20,000,000	20,000,000
Balance (in Dollars)		$ 16		$ 8		8,404,870		70,128,292		78,533,186		(101,880)		78,431,306
Net income (loss)								19,759,446		19,759,446		(131,456)		19,627,990
Balance at Mar. 31, 2024		$ 16		$ 8		8,404,870		89,887,738		98,292,632		(233,336)		98,059,296
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	40,000,000	40,000,000	20,000,000	20,000,000
Balance (in Dollars)		$ 16		$ 8		8,404,870		89,887,738		98,292,632		(233,336)		98,059,296
Net income (loss)								7,869,531		7,869,531		(5,428,991)		2,440,540	$ 313,698
IPO allotment		$ 1				56,884,616				56,884,617				56,884,617
IPO allotment (in Shares) | shares	[1]	2,443,750	2,443,750
Conversion of Class B to Class A		$ 1		$ (1)
Conversion of Class B to Class A (in Shares) | shares	[1]	3,190,000	3,190,000	(3,190,000)	(3,190,000)
Balance at Mar. 31, 2025		$ 18	$ 2	$ 7	$ 1	65,289,486	$ 8,392,073	97,757,269	$ 12,565,363	163,046,780	$ 20,957,439	(5,662,327)	$ (727,815)	157,384,453	20,229,624
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	45,633,750	45,633,750	16,810,000	16,810,000
Balance (in Dollars)		$ 18	$ 2	$ 7	$ 1	$ 65,289,486	$ 8,392,073	$ 97,757,269	$ 12,565,363	$ 163,046,780	$ 20,957,439	$ (5,662,327)	$ (727,815)	$ 157,384,453	$ 20,229,624

[1]	Retrospectively restated for effect of share recapitalization (Note 1).